UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6397

Fidelity California Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2017

Item 1.

Reports to Stockholders

Fidelity® California AMT Tax-Free Money Market Fund Fidelity® California AMT Tax-Free Money Market Fund Institutional Class Service Class Semi-Annual Report August 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/17	% of fund's investments 2/28/17	% of fund's investments 8/31/16
1 - 7	78.1	71.0	74.3
8 - 30	2.8	7.6	6.2
31 - 60	8.7	7.5	9.1
61 - 90	8.4	6.1	1.6
91 - 180	1.5	5.7	0.8
> 180	0.5	2.1	8.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Variable Rate Demand Notes (VRDNs)	23.0%
Tender Option Bond	34.9%
Other Municipal Security	28.8%
Investment Companies	12.1%
Net Other Assets (Liabilities)	1.2%

As of February 28, 2017
Variable Rate Demand Notes (VRDNs)	32.1%
Tender Option Bond	17.7%
Other Municipal Security	35.5%
Investment Companies	14.1%
Net Other Assets (Liabilities)	0.6%

Current And Historical 7-Day Yields

	8/31/17	5/31/17	02/28/17	11/30/16	08/31/16
Fidelity® California AMT Tax-Free Money Market Fund	0.53%	0.51%	0.37%	0.29%	0.29%
Institutional Class	0.62%	0.61%	0.49%	0.39%	0.38%
Service Class	0.38%	0.36%	0.24%	0.15%	0.13%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2017, the most recent period shown in the table, would have been .58% for Institutional Class and .33% for Service Class.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 23.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1% 9/7/17, VRDN (a)	$1,500	$1,500
West Jefferson Indl. Dev. Series 2008, 1% 9/7/17, VRDN (a)	2,600	2,600
		4,100
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.88% 9/7/17, VRDN (a)	1,150	1,150
California - 21.7%
California Gen. Oblig. Series 2003 B1, 0.79% 9/7/17, LOC Bank of America NA, VRDN (a)	6,400	6,400
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.):
Series 2004 K, 0.8% 9/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	26,000	26,000
Series 2005 I, 0.8% 9/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	50,500	50,500
California Hsg. Fin. Agcy. Rev. Series 2001 F, 0.78% 9/7/17, LOC Citibank NA, VRDN (a)	8,200	8,200
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.81% 9/7/17, LOC Bank of America NA, VRDN (a)	74,000	74,000
California Statewide Cmntys. Dev. Auth. Rev. (Motion Picture & Television Fund Proj.) Series 2001 A, 0.82% 9/7/17, LOC Northern Trust Co., VRDN (a)	18,000	18,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B3, 0.69% 9/1/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	2,400	2,400
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.82% 9/7/17, LOC Bank of America NA, VRDN (a)	54,470	54,470
Otay Wtr. District Ctfs. of Prtn. (1996 Cap. Projs.) 0.79% 9/7/17, LOC MUFG Union Bank NA, VRDN (a)	3,700	3,700
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.78% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)	46,895	46,895
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.77% 9/7/17, LOC Bank of America NA, VRDN (a)	6,100	6,100
Riverside Elec. Rev. Series 2008 C, 0.79% 9/7/17, LOC Barclays Bank PLC, VRDN (a)(b)	16,050	16,050
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.82% 9/7/17, LOC Bank of America NA, VRDN (a)	7,100	7,100
Santa Clara Elec. Rev. Series 2008 B, 0.76% 9/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	13,245	13,245
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.82% 9/7/17, LOC Bank of America NA, VRDN (a)	4,410	4,410
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.) Series 2008 B, 0.8% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)	1,200	1,200
FHLMC:
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 0.84% 9/7/17, LOC Freddie Mac, VRDN (a)	4,600	4,600
(Promenade Towers Proj.) Series 2000, 0.82% 9/7/17, LOC Freddie Mac, VRDN (a)	18,785	18,785
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.82% 9/7/17, LOC Freddie Mac, VRDN (a)	11,900	11,900
FNMA:
Kings County Hsg. Auth. Multi-family Hsg. Rev. (Edgewater Isle Apts. Proj.) Series 2001 A, 0.8% 9/7/17, LOC Fannie Mae, VRDN (a)	1,025	1,025
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. Series 2001 A, 0.8% 9/7/17, LOC Fannie Mae, VRDN (a)	5,735	5,735
		380,715
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.97% 9/7/17, VRDN (a)	600	600
Series 1999 A, 0.81% 9/7/17, VRDN (a)	800	800
		1,400
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A5, 0.81% 9/1/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	4,000	4,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.94% 9/7/17, VRDN (a)	1,700	1,700
Series I, 0.94% 9/7/17, VRDN (a)	300	300
		6,000
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.92% 9/7/17, VRDN (a)	4,350	4,350
Series 2010 B1, 0.91% 9/7/17, VRDN (a)	5,550	5,550
		9,900
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.86% 9/7/17, VRDN (a)	300	300
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $403,565)		403,565

Tender Option Bond - 34.9%
California - 34.3%
Academy of Motion Picture Arts Participating VRDN Series 2017, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,080	2,080
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 16 XM 0234, 1% 9/7/17 (Liquidity Facility Bank of America NA) (a)(c)	900	900
Series 16 XM 0244, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,005	5,005
Series 17 XX 1045, 0.8% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,300	3,300
Series 2017, 0.8% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,175	2,175
Series Floaters XM 05 28, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,650	5,650
Series II R 11901, 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,435	6,435
Series XF 10 44, 0.84% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,500	3,500
Burbank Unified School District Participating VRDN Series Floaters XF 22 92, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,200	1,200
Cabrillo Unified School District Participating VRDN Series 2017 XF 2434, 0.81% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,760	5,760
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series ROC II R 11970-1, 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,635	5,635
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0093, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,915	5,915
Series 16 XM 0146, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,320	1,320
Series 16 XM0194, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	700	700
Series Floaters XF 05 58, 0.81% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,330	7,330
Series Floaters XF 23 77, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,240	6,240
Series MS 3144, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,977	1,977
Series ROC II R 11974, 0.78% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,555	9,555
Series ROC II R 14081, 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Series XF 24 00, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	800	800
California Gen. Oblig. Participating VRDN:
Series 15 XF 1039, 0.81% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,925	4,925
Series 2017 XF 2414, 0.8% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Series 2017 XG 0115, 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,300	5,300
Series DB XF 1041, 0.81% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,700	2,700
Series Floaters XF 23 72, 0.8% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	900	900
Series Floaters XX 10 57, 0.8% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,100	1,100
California Health Facilities Fing. Auth. Participating VRDN:
Series 16 XG 00 49, 0.81% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,300	7,300
Series 16 ZF0426, 0.8% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	8,070	8,070
Series 2017 XF 2048, 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,700	4,700
Series 2017 XF 2417, 0.81% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,500	3,500
Series 2017, 0.81% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	15,030	15,030
Series Floaters 013, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,645	3,645
Series Floaters XF 05 23, 0.81% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,625	5,625
Series Floaters XF 24 67, 0.81% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,800	6,800
Series Floaters XF 24 71, 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Series Floaters XG 01 20, 0.8% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,900	4,900
Series Floaters XG 01 25, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,755	6,755
Series Floaters XG 01 28, 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,665	2,665
Series Floaters XG 01 41, 0.81% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,425	7,425
Series Floaters XG 01 44, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	20,000	20,000
Series Floaters XL 00 45, 0.82% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	620	620
Series Floaters YX 10 33, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,155	1,155
Series Floaters ZM 05 02, 0.81% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series Floaters ZM 05 43, 0.84% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,400	1,400
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0120, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,600	2,600
Series 15 XF0131, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,235	15,235
Series 16 ZF0212, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,935	2,935
Series DB 15 XF 0234, 0.81% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,165	3,165
Series Floaters XG 01 04, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,134	2,134
Series Floaters XM 03 01, 0.81% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,900	2,900
Series MS 3239, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,200	2,200
Series MS 3267, 0.82% 9/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	6,000	6,000
Series MS 3389, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Series TD 0036, 0.8% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,105	7,105
California St. Univ. Rev. Participating VRDN Series XM 0306, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	975	975
California State Univ. Rev. Participating VRDN:
Series 16 ZM0204, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,125	6,125
Series Floaters XF 05 54, 0.8% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,760	5,760
Series Floaters XF 24 41, 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800	1,800
0.91% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,200	5,200
Series XF 23 59, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	825	825
Chaffey Unified High School District Participating VRDN Series Floaters XF 05 48, 0.82% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,600	1,600
Culver City Calif Unified School District Bonds Series Solar 17 10, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	995	995
Dignity Health Participating VRDN Series 17 04, 0.87% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	15,090	15,090
East Bay Muni. Util. District Participating VRDN Series XM 02 94, 0.81% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,200	2,200
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series 2015 XF0190, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,835	1,835
Eastern Muni. Wtr. District Fing. W Participating VRDN:
Series Floaters XF 24 48, 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,400	2,400
Series Floaters XG 01 24, 0.8% 9/7/17 (Liquidity Facility Bank of America NA) (a)(c)	900	900
Series Floaters XM 05 07, 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,500	2,500
Series Floaters ZM 05 10, 0.8% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	700	700
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN:
Series 15 XF0072, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,585	1,585
Series ROC II R 11766, 0.8% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	11,370	11,370
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,200	1,200
Elk Grove Unified School District:
Bonds Series Solar 17 0033, SIFMA Municipal Swap Index + 0.150% 0.94%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	955	955
Participating VRDN Series Floaters XG 01 27, 0.8% 9/7/17 (Liquidity Facility Bank of America NA) (a)(c)	1,500	1,500
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	900	900
Participating VRDN Series MS 3288, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,725	1,725
Garvey School District Participating VRDN Series Floaters XF 26 60, 0.99% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,370	1,370
Hayward Calif Area Receivables & Pk Di Participating VRDN Series Floaters XF 24 68, 0.81% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Huntington Beach City Bonds Series Solar 17 0029, SIFMA Municipal Swap Index + 0.150% 0.94%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,000	1,000
Long Beach Unified School District Participating VRDN:
Series 2017, 0.81% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,505	6,505
Series Floaters XF 05 60, 0.8% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,085	4,085
Series Floaters XF 24 58, 0.81% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500	2,500
Los Angeles Cmnty. College District Participating VRDN:
Series 16 XG0045, 0.8% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,790	7,790
Series MS 3096, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	900	900
Series ROC II R 11773, 0.8% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,800	1,800
0.81% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,300	1,300
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 0.89% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,100	1,100
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 16 XL0005, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,105	3,105
Series Floaters XM 04 27, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 16 XM 02 47, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Series 16 XM 02 53, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Series EGL 17 0007, 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	12,700	12,700
Series Floaters XF 05 56, 0.8% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000	4,000
Series Floaters XF 05 70, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,300	3,300
Series Floaters XM 03 79, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,670	3,670
Series Floaters XM 05 33, 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,225	2,225
Series MS 3345, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,175	3,175
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 15 XF2168, 0.8% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,710	5,710
Series Floaters XG 01 21, 0.8% 9/7/17 (Liquidity Facility Bank of America NA) (a)(c)	900	900
Series Floaters ZM 04 68, 0.81% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,615	1,615
Series MS 3397, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,200	1,200
Series ROC 14087, 0.8% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,200	6,200
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 16 ZF0313, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,935	4,935
Series 2015 ZF 0242, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,100	2,100
Lucia Mar Unified School District Participating VRDN Series 2017, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,700	1,700
Lucile Salter Packrd Chil Hosp. Participating VRDN Series Floaters XG 01 48, 0.84% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,000	2,000
Marin Pub. Fing. Auth. Rev. Sausalito-Marin San. District Participating VRDN Series 2017 XF 2436, 0.81% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,315	4,315
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	745	745
Oakland Gen. Oblig. Bonds Series Solar 0046, SIFMA Municipal Swap Index + 0.050% 0.83%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	900	900
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series Floaters 16 XG0022, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	10,125	10,125
Palmdale Calif School District Participating VRDN Series Floaters XF 24 43, 0.81% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,125	7,125
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 0.84% 9/7/17 (Liquidity Facility Bank of America NA) (a)(c)	2,160	2,160
Sacramento Area Flood Cont. Agcy. Participating VRDN:
Series Floaters XM 04 55, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,100	1,100
Series Floaters YX 10 37, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Series Floaters ZM 04 57, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,400	1,400
Series Floaters ZM 04 58, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,345	2,345
San Diego Cmnty. College District Participating VRDN:
Series XM 0149, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,650	1,650
Series XM 02 90, 0.81% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series 16 ZF0311, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,510	2,510
Series 16 ZF0441, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,315	6,315
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	19,700	19,700
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Floaters XF 24 49 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,500	2,500
Series floaters XX 10 51, 0.8% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,030	1,030
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 0.84% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,815	1,815
San Francisco City & County Gen. Oblig. Participating VRDN Series EGL 17 0008, 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	11,455	11,455
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,050	10,050
Sanger Unified School District Participating VRDN Series Floaters XF 24 63, 0.81% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,705	10,705
Solano Cmnty. Clge District Participating VRDN Series Floaters XF 24 59, 0.81% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,145	3,145
South San Francisco Calif District Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,280	1,280
Sunnyvale School District Bonds Series 2016 18, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,200	2,200
Sweetwater Union High School District Participating VRDN Series Floaters XF 24 62, 0.89% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,200	1,200
The Regents of the Univ. of California Participating VRDN:
Series XM 03 58, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000	3,000
Series XM 03 63, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,000	6,000
Univ. of California Regts. Med. Ctr. Pooled Rev. Participating VRDN:
Series Floaters XX 10 23, 0.8% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	400	400
Series Floaters ZF 23 62, 0.8% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,200	2,200
Univ. of California Revs. Participating VRDN:
Series 15 ZF0177, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,810	3,810
Series 15 ZF0178, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series 16 ZF0427, 0.8% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,040	3,040
Series 2015 ZF0186, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series 2015 ZF0187, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,605	4,605
Series Floaters XF 05 24, 0.8% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,675	2,675
Series Floaters XM 04 13, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,255	6,255
Series Floaters ZF 05 32, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000	10,000
Series MS 3066, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,300	2,300
		602,176
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.99% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	300	300
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200	200
		500
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,700	2,700
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Michigan - 0.1%
Michigan Fin. Auth. Rev. Participating VRDN Series 15 XF0126, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,900	4,900
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	500	500
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.96% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200	200
Ohio - 0.0%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	500	500
TOTAL TENDER OPTION BOND
(Cost $613,476)		613,476

Other Municipal Security - 28.8%
California - 27.7%
California Gen. Oblig.:
Bonds Series 2016:
4% 9/1/17	1,300	1,300
5% 9/1/17	4,995	4,995
5% 9/1/17	5,000	5,000
Series 11A2, 0.88% 11/2/17, LOC Royal Bank of Canada, CP	7,000	7,000
Series 11A5, 0.86% 11/7/17, LOC U.S. Bank NA, Cincinnati, CP	12,000	12,000
Series A-3, 0.87% 9/6/17, LOC MUFG Union Bank NA, CP	9,310	9,310
Series A1:
0.82% 10/16/17, LOC Wells Fargo Bank NA, CP	31,500	31,500
0.83% 10/3/17, LOC Wells Fargo Bank NA, CP	30,000	30,000
0.88% 10/3/17, LOC Wells Fargo Bank NA, CP	5,000	5,000
0.93% 10/3/17, LOC Wells Fargo Bank NA, CP	11,830	11,830
Series A3, 0.95% 9/7/17, LOC MUFG Union Bank NA, CP	6,500	6,500
Series A7, 0.86% 11/15/17, LOC Mizuho Corporate Bank Ltd., CP	11,600	11,600
Series A8, 0.84% 9/8/17, LOC Bank of The West San Francisco, CP	9,800	9,800
0.87% 9/6/17, LOC Royal Bank of Canada, CP	5,900	5,900
California Health Facilities Fing. Auth. Rev. Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2012 C, SIFMA Municipal Swap Index + 0.250% 1.04%, tender 3/29/18(a)(d)	8,100	8,100
Series 2013 B, 5%, tender 10/17/17 (a)	5,240	5,267
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	20,900	20,900
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	13,415	13,415
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
0.8% 9/5/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	4,600	4,600
0.85% 9/7/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	3,200	3,200
0.87% 10/4/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	3,500	3,500
0.89% 11/2/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	3,200	3,200
0.92% 9/6/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	3,200	3,200
0.92% 9/7/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	1,300	1,300
Series A2:
0.83% 9/7/17 (Liquidity Facility Bank of America NA), CP	12,000	12,000
0.86% 10/4/17 (Liquidity Facility Bank of America NA), CP	4,200	4,200
0.92% 9/5/17 (Liquidity Facility Bank of America NA), CP	11,000	11,000
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series B:
0.86% 11/2/17, LOC U.S. Bank NA, Cincinnati, CP	27,935	27,935
0.86% 11/9/17, LOC U.S. Bank NA, Cincinnati, CP	21,000	21,000
0.91% 9/7/17, LOC U.S. Bank NA, Cincinnati, CP	8,100	8,100
0.94% 9/6/17, LOC U.S. Bank NA, Cincinnati, CP	3,600	3,600
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series ATE:
0.82% 9/20/17, LOC Citibank NA, CP	1,400	1,400
0.83% 10/2/17, LOC Citibank NA, CP	3,000	3,000
0.84% 10/10/17, LOC MUFG Union Bank NA, CP	3,000	3,000
0.84% 10/10/17, LOC Sumitomo Mitsui Banking Corp., CP	8,708	8,708
0.84% 11/2/17, LOC Citibank NA, CP	3,100	3,100
0.91% 10/10/17, LOC MUFG Union Bank NA, CP	885	885
0.93% 9/12/17, LOC Sumitomo Mitsui Banking Corp., CP	5,500	5,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2017:
0.91% 11/1/17 (Liquidity Facility Royal Bank of Canada), CP	21,000	21,000
0.93% 10/4/17 (Liquidity Facility Royal Bank of Canada), CP	21,000	21,000
0.99% 1/23/18 (Liquidity Facility Royal Bank of Canada), CP	16,200	16,200
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 09A2, 0.91% 9/12/17, LOC Bank of America NA, CP	2,200	2,200
Series 11A3:
0.84% 9/11/17, LOC Bank of The West San Francisco, CP	7,100	7,100
0.85% 10/4/17, LOC Bank of The West San Francisco, CP	1,800	1,800
0.88% 9/14/17, LOC Bank of The West San Francisco, CP	4,300	4,300
Series 13A4:
0.86% 11/7/17, LOC U.S. Bank NA, Cincinnati, CP	21,750	21,750
0.86% 11/8/17, LOC U.S. Bank NA, Cincinnati, CP	15,000	15,000
0.91% 9/12/17, LOC U.S. Bank NA, Cincinnati, CP	1,500	1,500
0.91% 9/12/17, LOC U.S. Bank NA, Cincinnati, CP	1,000	1,000
0.92% 9/12/17, LOC U.S. Bank NA, Cincinnati, CP	2,300	2,300
1% 2/1/18, LOC U.S. Bank NA, Cincinnati, CP	2,600	2,600
Series A1, 0.91% 9/6/17, LOC Wells Fargo Bank NA, CP	3,100	3,100
Sacramento Muni. Util. District Elec. Rev. Series L1:
0.87% 11/6/17, LOC Barclays Bank PLC, CP	3,000	3,000
0.95% 9/6/17, LOC Barclays Bank PLC, CP	8,600	8,600
San Francisco City & Cnt Series A1, 0.85% 10/11/17, LOC Bank of America NA, CP	5,500	5,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series B4, 0.89% 12/7/17, LOC Wells Fargo Bank NA, CP	3,600	3,600
San Francisco City & County Gen. Oblig. Series 3, 0.9% 9/6/17, LOC State Street Bank & Trust Co., Boston, CP	3,800	3,800
San Jose Fin. Auth. Rev.:
Series 1, 0.82% 9/14/17, LOC State Street Bank & Trust Co., Boston, CP	4,905	4,905
Series 2, 0.82% 9/14/17, LOC U.S. Bank NA, Cincinnati, CP	4,904	4,904
		487,004
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,575	4,575
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,385	4,385
		8,960
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.93% tender 10/3/17, CP mode	1,100	1,100
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1% tender 9/5/17, CP mode	1,100	1,100
Series 1993 A, 1% tender 10/6/17, CP mode	3,300	3,300
Series 93B, 0.95% tender 9/11/17, CP mode	2,200	2,200
		6,600
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.98% tender 9/28/17, CP mode	1,300	1,300
TOTAL OTHER MUNICIPAL SECURITY
(Cost $504,964)		504,964
	Shares (000s)	Value (000s)

Investment Company - 12.1%
Fidelity Tax-Free Cash Central Fund, 0.84% (f)
(Cost $213,387)	213,372	213,387
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $1,735,392)		1,735,392
NET OTHER ASSETS (LIABILITIES) - 1.2%		20,735
NET ASSETS - 100%		$1,756,127

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,795,000 or 1.6% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,645,000 or 0.1% of net assets.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$900
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA)	2/1/17 - 7/31/17	$745

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$700
Total	$700

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,522,005)	$1,522,005
Fidelity Central Funds (cost $213,387)	213,387
Total Investment in Securities (cost $1,735,392)		$1,735,392
Cash		34
Receivable for investments sold
Regular delivery		1,700
Delayed delivery		13,305
Receivable for fund shares sold		17,577
Interest receivable		2,141
Distributions receivable from Fidelity Central Funds		118
Receivable from investment adviser for expense reductions		49
Total assets		1,770,316
Liabilities
Payable for investments purchased	$12,050
Payable for fund shares redeemed	1,705
Distributions payable	74
Accrued management fee	275
Other affiliated payables	85
Total liabilities		14,189
Net Assets		$1,756,127
Net Assets consist of:
Paid in capital		$1,756,086
Accumulated undistributed net realized gain (loss) on investments		41
Net Assets		$1,756,127
California AMT Tax-Free Money Market:
Net Asset Value, offering price and redemption price per share ($380,496 ÷ 380,299 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,375,566 ÷ 1,374,874 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($65 ÷ 65 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2017 (Unaudited)
Investment Income
Interest		$5,238
Income from Fidelity Central Funds		700
Total income		5,938
Expenses
Management fee	$1,414
Transfer agent fees	442
Independent trustees' fees and expenses	2
Total expenses before reductions	1,858
Expense reductions	(257)	1,601
Net investment income (loss)		4,337
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17
Fidelity Central Funds	5
Total net realized gain (loss)		22
Net increase in net assets resulting from operations		$4,359

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,337	$2,834
Net realized gain (loss)	22	147
Net increase in net assets resulting from operations	4,359	2,981
Distributions to shareholders from net investment income	(4,337)	(2,834)
Distributions to shareholders from net realized gain	–	(165)
Total distributions	(4,337)	(2,999)
Share transactions - net increase (decrease)	557,624	510,388
Total increase (decrease) in net assets	557,646	510,370
Net Assets
Beginning of period	1,198,481	688,111
End of period	$1,756,127	$1,198,481

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.003	–B	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.003	.003	–B	–B	–B	–B
Distributions from net investment income	(.003)	(.003)	–B	–B	–B	–B
Distributions from net realized gain	–	–B	–B	–B	–	–
Total distributions	(.003)	(.003)	–B	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.27%	.28%	.01%	.02%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%G	.29%	.06%	.06%	.12%	.19%
Expenses net of all reductions	.30%G	.29%	.06%	.06%	.12%	.19%
Net investment income (loss)	.53%G	.28%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$380	$319	$283	$317	$348	$401

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.003	–B	–B	–B	–B
Net realized and unrealized gain (loss)	–B	.001	–B	–B	–B	–B
Total from investment operations	.003	.004	–B	–B	–B	–B
Distributions from net investment income	(.003)	(.003)	–B	–B	–B	–B
Distributions from net realized gain	–	–B	–B	–B	–	–
Total distributions	(.003)	(.004)C	–B	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnD,E	.32%	.36%	.01%	.02%	.01%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%H	.20%	.06%	.06%	.12%	.19%
Expenses net of all reductions	.20%H	.20%	.06%	.06%	.12%	.19%
Net investment income (loss)	.63%H	.37%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,376	$879	$405	$476	$514	$679

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total distributions of $.004 per share is comprised of distributions from net investment income of $.0034 and distributions from net realized gain of $.0002 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–B	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.002	.001	–B	–B	–B	–B
Distributions from net investment income	(.002)	(.001)	–B	–B	–B	–B
Distributions from net realized gain	–	–B	–B	–B	–	–
Total distributions	(.002)	(.001)	–B	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.19%	.14%	.01%	.02%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.49%H
Expenses net of fee waivers, if any	.45%G	.41%	.06%	.06%	.13%	.19%
Expenses net of all reductions	.45%G	.41%	.06%	.06%	.13%	.19%
Net investment income (loss)	.38%G	.15%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$65	$75	$78	$142	$140	$295

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Ratios for small asset classes differ from the contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$1,735,392

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$–(a)	$–(a)

 (a) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of California AMT Tax-Free Money Market, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. California AMT Tax-Free Money Market pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
California AMT Tax-Free Money Market	$176
Institutional Class	266
Service Class	–(a)
$442

 (a) In the amount of less than five hundred dollars.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $257 and in the amount of less than five hundred dollars, respectively.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
California AMT Tax-Free Money Market	$947	$729
Institutional Class	3,390	2,105
Service Class	–(a)	–(a)
Total	$4,337	$2,834
From net realized gain
California AMT Tax-Free Money Market	$–	$82
Institutional Class	–	83
Service Class	–	–(a)
Total	$–	$165

 (a) In the amount of less than five hundred dollars.

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended August 31, 2017	Year ended February 28, 2017
California AMT Tax-Free Money Market
Shares sold	152,393	150,103
Reinvestment of distributions	830	728
Shares redeemed	(91,854)	(114,565)
Net increase (decrease)	61,369	36,266
Institutional Class
Shares sold	866,566	717,616
Reinvestment of distributions	3,132	2,021
Shares redeemed	(373,433)	(245,512)
Net increase (decrease)	496,265	474,125
Service Class
Shares sold	–	20
Reinvestment of distributions	–(a)	–(a)
Shares redeemed	(10)	(23)
Net increase (decrease)	(10)	(3)

 (a) In the amount of less than five hundred dollars.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
California AMT Tax-Free Money Market	.30%
Actual		$1,000.00	$1,002.70	$1.51
Hypothetical-C		$1,000.00	$1,023.69	$1.53
Institutional Class	.20%
Actual		$1,000.00	$1,003.20	$1.01
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Service Class	.45%
Actual		$1,000.00	$1,001.90	$2.27
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SCM-SANN-1017
1.855636.110

Fidelity® California Municipal Money Market Fund Semi-Annual Report August 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/17	% of fund's investments 2/28/17	% of fund's investments 8/31/16
1 - 7	88.1	70.8	69.9
8 - 30	3.5	8.0	7.2
31 - 60	3.1	7.3	10.5
61 - 90	1.5	3.2	2.5
91 - 180	1.8	8.3	1.2
> 180	2.0	2.4	8.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Variable Rate Demand Notes (VRDNs)	34.5%
Tender Option Bond	37.2%
Other Municipal Security	25.2%
Investment Companies	2.7%
Net Other Assets (Liabilities)	0.4%

As of February 28, 2017
Variable Rate Demand Notes (VRDNs)	19.9%
Tender Option Bond	33.0%
Other Municipal Security	40.4%
Investment Companies	4.8%
Net Other Assets (Liabilities)	1.9%

Current And Historical 7-Day Yields

	8/31/17	5/31/17	2/28/17	11/30/16	8/31/16
Fidelity® California Municipal Money Market Fund	0.38%	0.37%	0.19%	0.15%	0.13%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 34.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.98% 9/7/17, VRDN (a)(b)	$6,661	$6,661
West Jefferson Indl. Dev. Series 2008, 1% 9/7/17, VRDN (a)	4,800	4,800
		11,461
Arkansas - 0.4%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.98% 9/7/17, VRDN (a)(b)	2,100	2,100
Series 2002, 1.01% 9/7/17, VRDN (a)(b)	1,500	1,500
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.94% 9/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	7,100	7,100
		10,700
California - 32.8%
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.86% 9/7/17, LOC BNP Paribas SA, VRDN (a)(b)	3,900	3,900
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.):
Series 2001 G:
0.86% 9/7/17, LOC Citibank NA, VRDN (a)(b)	2,275	2,275
0.86% 9/7/17, LOC Citibank NA, VRDN (a)(b)	1,650	1,650
Series 2005 D, 0.86% 9/7/17, LOC Citibank NA, VRDN (a)(b)	2,955	2,955
Series 2000 N, 0.87% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	5,375	5,375
Series 2005 A, 0.82% 9/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	14,050	14,050
Series 2005 B, 0.87% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	35,765	35,765
Series 2006 C, 0.87% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	8,900	8,900
California Infrastructure & Econ. Dev. Bank Rev. (Betts Spring Co. Proj.) Series 2008, 0.9% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	6,495	6,495
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.83% 9/1/17, LOC Canadian Imperial Bank of Commerce, VRDN (a)(b)	37,700	37,700
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.98% 9/7/17, LOC Comerica Bank, VRDN (a)(b)	2,320	2,320
(Var-Waste Connections, Inc. Proj.) Series 2007, 0.87% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	10,100	10,100
Series 2012 A, 0.95% 9/7/17, LOC MUFG Union Bank NA, VRDN (a)(b)	2,335	2,335
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.95% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	800	800
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Irvine Apt. Cmntys. LP Proj.) Series 2001 W2, 0.9% 9/1/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	19,000	19,000
(Maple Square Apt. Proj.) Series AA, 0.85% 9/7/17, LOC Citibank NA, VRDN (a)(b)	5,255	5,255
(Terraces at Park Marino Proj.) Series I, 0.9% 9/7/17, LOC Bank of The West San Francisco, VRDN (a)(b)	4,470	4,470
(The Crossings at Elk Grove Apts.) Series H, 0.85% 9/7/17, LOC Citibank NA, VRDN (a)(b)	6,830	6,830
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 0.89% 9/7/17, LOC MUFG Union Bank NA, VRDN (a)(b)	9,100	9,100
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.85% 9/7/17, LOC Citibank NA, VRDN (a)(b)	2,400	2,400
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.94% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,160	1,160
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 0.85% 9/7/17, LOC Citibank NA, VRDN (a)(b)	5,971	5,971
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.82% 9/7/17, LOC Bank of America NA, VRDN (a)	24,845	24,845
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Delta Village Apts. Proj.) Series A, 0.9% 9/7/17, LOC Citibank NA, VRDN (a)(b)	5,700	5,700
San Francisco City & County Multi-family Hsg. Rev. (8th & Howard Family Apts. Proj.) Series 2000 B, 0.85% 9/7/17, LOC Citibank NA, VRDN (a)(b)	3,505	3,505
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 1% 9/7/17, LOC Citibank NA, VRDN (a)(b)	1,150	1,150
(Mission Creek Cmnty. Proj.) Series B, 0.85% 9/7/17, LOC Citibank NA, VRDN (a)(b)	5,160	5,160
(Ocean Beach Apts. Proj.) Series B, 0.86% 9/7/17, LOC Citibank NA, VRDN (a)(b)	1,144	1,144
San Jose Multi-family Hsg. Rev.:
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.94% 9/7/17, LOC Citibank NA, VRDN (a)(b)	5,850	5,850
(El Paseo Apts. Proj.) Series 2002 B, 0.94% 9/7/17, LOC Citibank NA, VRDN (a)(b)	4,045	4,045
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.91% 9/7/17, LOC MUFG Union Bank NA, VRDN (a)(b)	10,335	10,335
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (La Terrazza Apts. Proj.) Series 2002 A, 0.85% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	16,880	16,880
FHLMC:
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.89% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	3,600	3,600
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 0.89% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Northwood Apts. Proj.) Series N, 0.89% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	4,600	4,600
(Vizcaya Apts. Proj.) Series B, 0.88% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	20,505	20,505
California Statewide Cmntys. Dev. Auth. Rev. (Oakmont Stockton Proj.) Series 1997 C, 0.89% 9/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	5,960	5,960
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Grand Promenade Proj.) 0.84% 9/7/17, LOC Freddie Mac, VRDN (a)	36,500	36,500
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.87% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	67,700	67,700
Orange County Apt. Dev. Rev. (Park Place Apts. Proj.) Series 1989 A, 0.88% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	15,400	15,400
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, 0.88% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	37,500	37,500
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.89% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Trestles Apts. Proj.) Series 2004 A, 0.83% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.89% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	15,090	15,090
FNMA:
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Canyon Creek Apts. Proj.) Series 1995 C, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	38,800	38,800
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.86% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	6,035	6,035
(River Run Sr. Apts. Proj.) Series LL, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	13,505	13,505
(Salvation Army S.F. Proj.) 0.87% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	15,005	15,005
(The Belmont Proj.) Series 2005 F, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	19,890	19,890
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	25,500	25,500
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	11,300	11,300
(Vista Del Monte Proj.) Series QQ, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	12,050	12,050
(Wilshire Court Proj.):
Series AAA, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	3,100	3,100
Series M, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	20,290	20,290
Series 2003 DD, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	14,600	14,600
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 0.9% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	30,000	30,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 0.85% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	28,700	28,700
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	23,500	23,500
(Wood Canyon Villas Proj.) Series 2001 E, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	13,750	13,750
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	26,490	26,490
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. (California Place Apts. Proj.) Series B, 0.86% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	3,755	3,755
Sacramento Hsg. Auth. Multi-family Rev. (Valencia Point Apts. Proj.) Series 2006 I, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	4,900	4,900
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	21,075	21,075
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Bay Vista Apts. Proj.) Series A, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	14,500	14,500
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	24,615	24,615
(Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 0.9% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	7,975	7,975
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	21,275	21,275
(Shaffer Road Apts. Proj.) Series A, 0.88% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	29,925	29,925
		966,735
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.97% 9/7/17, VRDN (a)	1,200	1,200
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 0.94% 9/7/17, VRDN (a)(b)	200	200
Series 2003 B, 0.95% 9/7/17, VRDN (a)(b)	4,620	4,620
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.94% 9/7/17, VRDN (a)	1,900	1,900
Series I, 0.94% 9/7/17, VRDN (a)	900	900
		7,620
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.01% 9/7/17, VRDN (a)(b)	1,000	1,000
Texas - 0.2%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.98% 9/7/17, VRDN (a)(b)	3,450	3,450
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.95% 9/7/17 (Total SA Guaranteed), VRDN (a)(b)	1,300	1,300
		4,750
West Virginia - 0.5%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 D, 0.9% 9/7/17, LOC Deutsche Bank AG, VRDN (a)(b)	800	800
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.03% 9/7/17, VRDN (a)(b)	6,100	6,100
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1% 9/7/17, VRDN (a)(b)	6,800	6,800
		13,700
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,017,166)		1,017,166

Tender Option Bond - 37.2%
California - 36.3%
Academy of Motion Picture Arts Participating VRDN Series 2017, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,300	5,300
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 16 XM 0234, 1% 9/7/17 (Liquidity Facility Bank of America NA) (a)(c)	6,125	6,125
Series 16 XM 0244, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995	4,995
Series 17 XX 1045, 0.8% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,035	10,035
Series 2017, 0.8% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,390	5,390
Series Floaters XG 01 32, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,325	13,325
Series Floaters XM 05 28, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,850	2,850
Series XF 10 44, 0.84% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	11,950	11,950
Burbank Unified School District Participating VRDN Series Floaters XF 22 92, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,320	4,320
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XM 0146, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	12,010	12,010
Series 16 XM0194, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,965	5,965
Series Floaters XF 23 77, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	12,575	12,575
Series MS 3346, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,330	9,330
Series XF 24 00, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,790	2,790
California Gen. Oblig. Participating VRDN:
Series 15 XF 1039, 0.81% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	38,500	38,500
Series 15 XF0129, 0.81% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,500	7,500
Series 15 XF2161, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,035	7,035
Series 15 XF2171, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	11,240	11,240
Series 16 ZM0201, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,120	5,120
Series DB XF 1041, 0.81% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	25,490	25,490
Series Floaters XF 23 72, 0.8% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,300	3,300
Series Floaters XX 10 57, 0.8% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,235	2,235
Series Floaters YX 10 30, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC)(a)(c)	6,820	6,820
California Health Facilities Fing. Auth. Participating VRDN:
Series 16 XG 00 49, 0.81% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	26,675	26,675
Series 16 XXF0440, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,100	3,100
Series 2017 XF 2417, 0.81% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,875	11,875
Series Floaters 013, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,800	7,800
Series Floaters XF 24 67, 0.81% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,200	3,200
Series Floaters XG 01 20, 0.8% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	12,200	12,200
Series Floaters XG 01 25, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	13,700	13,700
Series Floaters XL 00 45, 0.82% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,600	1,600
Series Floaters YX 10 33, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,500	4,500
Series Floaters ZM 05 43, 0.84% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,600	2,600
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0120, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,720	14,720
Series 15 XF2119, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,995	7,995
Series 2015 ZF0213, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series DB 15 XF 0234, 0.81% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	18,480	18,480
Series Floaters XG 01 04, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	13,867	13,867
Series Floaters XM 03 01, 0.81% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,100	5,100
Series MS 3239, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	22,800	22,800
Series MS 3267, 0.82% 9/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	27,375	27,375
Series MS 3301, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,330	7,330
California St. Univ. Rev. Participating VRDN Series XM 0306, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,600	7,600
California State Univ. Rev. Participating VRDN Series 16 ZM0199, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters 02 144A, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	23,910	23,910
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,530	4,530
0.91% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	13,550	13,550
Series ROC II R 14001, 0.8% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,375	2,375
Series XF 23 59, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,925	5,925
Chaffey Unified High School District Participating VRDN Series Floaters XF 05 48, 0.82% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,400	3,400
Culver City Calif Unified School District Bonds Series Solar 17 10, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	3,440	3,440
Dept. of Arpts. of the City of LA Participating VRDN Series YX 10 01, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,690	4,690
Dept. of Wtr. and Pwr. of Los Angeles Participating VRDN Series XM 03 65, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Dignity Health Participating VRDN Series 17 04, 0.87% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	40,470	40,470
East Bay Muni. Util. District Participating VRDN Series XM 02 94, 0.81% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,800	6,800
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series 2015 XF0190, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,835	1,835
Series EGL1310, 0.83% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	21,700	21,700
Series MS 3250, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Eastern Muni. Wtr. District Fing. W Participating VRDN:
Series Floaters XG 01 24, 0.8% 9/7/17 (Liquidity Facility Bank of America NA) (a)(c)	2,100	2,100
Series Floaters ZM 05 10, 0.8% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,800	1,800
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,375	3,375
Elk Grove Unified School District:
Bonds Series Solar 17 0033, SIFMA Municipal Swap Index + 0.150% 0.94%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	2,100	2,100
Participating VRDN Series Floaters XG 01 27, 0.8% 9/7/17 (Liquidity Facility Bank of America NA) (a)(c)	3,125	3,125
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,035	3,035
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)(f)	8,815	8,815
Participating VRDN:
Series 15 ZF2116, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Series MS 3268 X, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series MS 3288, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,400	8,400
Series ROC II R 14066, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Garvey School District Participating VRDN Series Floaters XF 26 60, 0.99% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,900	2,900
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.82% 9/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,375	14,375
Grossmont Union High School District Participating VRDN Series 16 ZF0317, 0.99% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Huntington Beach City Bonds Series Solar 17 0029, SIFMA Municipal Swap Index + 0.150% 0.94%, tender 11/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	2,100	2,100
Long Beach Unified School District Participating VRDN Series 2017, 0.81% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	17,360	17,360
Los Angeles Cmnty. College District Participating VRDN:
Series 16 ZF0315, 0.84% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,425	7,425
Series 16 ZF0327, 0.84% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,885	5,885
Series MS 3096, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,600	9,600
Series ROC II R 11773, 0.8% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	19,575	19,575
0.81% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,800	5,800
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 0.89% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,645	3,645
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 16 XL0005, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,300	2,300
Series ROC II R 11842, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,750	6,750
Series ZM 04 73, 0.84% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,605	2,605
Series ZM 04 87, 0.84% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,470	1,470
0.85% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,645	7,645
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 16 XF 04 87, 0.82% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series Floaters XM 03 79, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,665	3,665
Series MS 3289, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,335	7,335
Series MS 3345, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	16,060	16,060
Series Putters 0039, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Series XG 0110, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,100	4,100
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 0018, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series Floaters XG 01 21, 0.8% 9/7/17 (Liquidity Facility Bank of America NA) (a)(c)	2,100	2,100
Series Floaters ZM 04 68, 0.81% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,800	5,800
Series MS 3397, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,770	9,770
Series MS 3403, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,975	8,975
Los Angeles Hbr. Dept. Rev.:
Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)(f)	5,400	5,400
Participating VRDN Series 15 ZF0158, 0.87% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,280	5,280
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 15 ZF0243, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,430	5,430
Series ROC II R 14059, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Lucia Mar Unified School District Participating VRDN Series 2017, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,700	4,700
Lucile Salter Packrd Chil Hosp. Participating VRDN Series Floaters XG 01 48, 0.84% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,515	3,515
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Floaters XM 04 23, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,940	10,940
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)(f)	370	370
Oakland Gen. Oblig. Bonds Series Solar 0046, SIFMA Municipal Swap Index + 0.050% 0.83%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	1,600	1,600
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 0.82% 9/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	9,765	9,765
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 67, 0.8% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
Sacramento Area Flood Cont. Agcy. Participating VRDN:
Series Floaters XM 04 55, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,900	3,900
Series Floaters YX 10 37, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,540	3,540
Series Floaters ZM 04 57, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,930	4,930
Series Floaters ZM 04 58, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,500	8,500
San Diego Cmnty. College District:
Bonds Series WF11 87C, SIFMA Municipal Swap Index + 0.300% 0.99%, tender 9/28/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)(f)	9,910	9,910
Participating VRDN Series XM 0149, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,300	2,300
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series 16 ZF0441, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,810	6,810
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN 0.89% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,875	1,875
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,565	5,565
San Diego Unified School District Participating VRDN Series MS 3330, 0.82% 9/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	5,940	5,940
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series floaters XX 10 51, 0.8% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,300	2,300
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series 2015 XF 1033, 0.84% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	10,340	10,340
Series XF 10 32, 0.84% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,921	5,921
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN Series 15 XF2169, 0.81% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
South San Francisco Calif District Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	5,160	5,160
Sunnyvale School District Bonds Series 2016 18, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	7,940	7,940
Sweetwater Union High School District Participating VRDN Series Floaters XF 24 62, 0.89% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,530	2,530
The Regents of the Univ. of California Participating VRDN:
Series XM 03 46, 0.82% 9/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	7,500	7,500
Series XM 03 47, 0.82% 9/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,750	3,750
Series XM 03 58, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series XM 03 66, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,925	8,925
The Regents of the Univ. of California Gen. Rev. Participating VRDN Series Floaters XM 03 90, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Trustees of the California State Univ. Participating VRDN Series ZM 00 90, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,580	3,580
Univ. of California Regts. Med. Ctr. Pooled Rev. Participating VRDN:
Series Floaters XX 10 23, 0.8% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,935	2,935
Series Floaters ZF 23 62, 0.8% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	14,120	14,120
Univ. of California Revs. Participating VRDN:
Series 16 XL0001, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC)(a)(c)	10,250	10,250
Series Floaters XM 04 13, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,500	12,500
Series Floaters XM 04 34, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Series MS 3066, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,021	8,021
Series MS 3396, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,830	7,830
Wells Fargo Stage Trs Var States Bonds Series 86C, SIFMA Municipal Swap Index + 0.270% 1.06%, tender 9/14/17 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(e)(f)	12,985	12,985
		1,069,439
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.99% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,550	1,550
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,600	5,600
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,700	2,700
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,500	9,500
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,100	2,100
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.96% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,400	1,400
Ohio - 0.1%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,600	1,600
TOTAL TENDER OPTION BOND
(Cost $1,093,889)		1,093,889

Other Municipal Security - 25.2%
California - 23.3%
California Gen. Oblig.:
Bonds Series 2016, 5% 9/1/17	17,400	17,400
Series 11A2, 0.88% 11/2/17, LOC Royal Bank of Canada, CP	13,000	13,000
Series A-3, 0.87% 9/6/17, LOC MUFG Union Bank NA, CP	17,700	17,700
Series A1, 0.88% 10/3/17, LOC Wells Fargo Bank NA, CP	9,200	9,200
Series A3, 0.95% 9/7/17, LOC MUFG Union Bank NA, CP	13,500	13,500
Series A7, 0.86% 11/15/17, LOC Mizuho Corporate Bank Ltd., CP	21,055	21,055
Series A8, 0.84% 9/8/17, LOC Bank of The West San Francisco, CP	18,200	18,200
0.87% 9/6/17, LOC Royal Bank of Canada, CP	11,100	11,100
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, SIFMA Municipal Swap Index + 0.250% 1.04%, tender 3/29/18 (a)(e)	51,900	51,900
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)	167,000	166,999
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 11/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)	118,800	118,800
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
0.8% 9/5/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	8,400	8,400
0.85% 9/7/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,800	5,800
0.87% 10/4/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,500	6,500
0.89% 11/2/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,800	5,800
0.92% 9/6/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,600	6,600
0.92% 9/7/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	2,700	2,700
Series A2, 0.86% 10/4/17 (Liquidity Facility Bank of America NA), CP	7,800	7,800
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series B:
0.91% 9/7/17, LOC U.S. Bank NA, Cincinnati, CP	16,900	16,900
0.94% 9/6/17, LOC U.S. Bank NA, Cincinnati, CP	7,700	7,700
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series ATE:
0.82% 9/20/17, LOC Citibank NA, CP	2,500	2,500
0.83% 10/2/17, LOC Citibank NA, CP	5,333	5,333
0.84% 11/2/17, LOC Citibank NA, CP	5,567	5,567
0.91% 10/10/17, LOC MUFG Union Bank NA, CP	1,600	1,600
0.93% 9/12/17, LOC Sumitomo Mitsui Banking Corp., CP	11,500	11,500
Los Angeles Dept. Arpt. Rev. Series B4, 1% 9/6/17, LOC Wells Fargo Bank NA, CP (b)	3,081	3,081
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2017, 0.99% 1/23/18 (Liquidity Facility Royal Bank of Canada), CP	30,300	30,300
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 09A2, 0.91% 9/12/17, LOC Bank of America NA, CP	4,300	4,300
Series 11A3:
0.84% 9/11/17, LOC Bank of The West San Francisco, CP	12,900	12,900
0.85% 10/4/17, LOC Bank of The West San Francisco, CP	3,200	3,200
0.88% 9/14/17, LOC Bank of The West San Francisco, CP	7,900	7,900
Series 13A4:
0.91% 9/12/17, LOC U.S. Bank NA, Cincinnati, CP	4,500	4,500
0.91% 9/12/17, LOC U.S. Bank NA, Cincinnati, CP	2,000	2,000
0.92% 9/12/17, LOC U.S. Bank NA, Cincinnati, CP	4,700	4,700
1% 2/1/18, LOC U.S. Bank NA, Cincinnati, CP	4,900	4,900
Series A1, 0.91% 9/6/17, LOC Wells Fargo Bank NA, CP	6,400	6,400
Sacramento Muni. Util. District Elec. Rev. Series L1, 0.95% 9/6/17, LOC Barclays Bank PLC, CP	18,400	18,400
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series A4, 0.85% 10/4/17, LOC Wells Fargo Bank NA, CP (b)	17,000	17,000
Series B4, 0.89% 12/7/17, LOC Wells Fargo Bank NA, CP	6,400	6,400
San Francisco City & County Gen. Oblig. Series 3, 0.9% 9/6/17, LOC State Street Bank & Trust Co., Boston, CP	7,986	7,986
		687,521
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)	13,825	13,825
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.93% tender 10/3/17, CP mode	2,100	2,100
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1% tender 9/5/17, CP mode	2,100	2,100
Series 1993 A, 1% tender 10/6/17, CP mode	5,900	5,900
Series 93B, 0.98% tender 9/28/17, CP mode	2,400	2,400
		10,400
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 0.95% tender 9/11/17, CP mode	4,100	4,100
Series 1990 A:
1.05% tender 10/13/17, CP mode (b)	7,200	7,200
1.07% tender 9/5/17, CP mode (b)	2,490	2,490
Series A1, 1.03% tender 9/7/17, CP mode (b)	6,200	6,200
		19,990
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.03% tender 9/14/17, CP mode (b)	3,700	3,700
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.07% tender 9/5/17, CP mode (b)	3,000	3,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $740,536)		740,536
	Shares (000s)	Value (000s)

Investment Company - 2.7%
Fidelity Municipal Cash Central Fund, 0.88% (g)(h)
(Cost $80,052)	80,052	80,052
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $2,931,643)		2,931,643
NET OTHER ASSETS (LIABILITIES) - 0.4%		13,125
NET ASSETS - 100%		$2,944,768

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,500,000 or 0.8% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,480,000 or 1.3% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$8,815
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$5,400
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.07%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA)	7/31/17	$370
San Diego Cmnty. College District Bonds Series WF11 87C, SIFMA Municipal Swap Index + 0.300% 0.99%, tender 9/28/17 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$9,910
Wells Fargo Stage Trs Var States Bonds Series 86C, SIFMA Municipal Swap Index + 0.270% 1.06%, tender 9/14/17 (Liquidity Facility Wells Fargo Bank NA)	9/15/16	$12,985

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$684
Total	$684

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,851,591)	$2,851,591
Fidelity Central Funds (cost $80,052)	80,052
Total Investment in Securities (cost $2,931,643)		$2,931,643
Cash		63
Receivable for investments sold		14,830
Receivable for fund shares sold		291
Interest receivable		4,069
Distributions receivable from Fidelity Central Funds		76
Total assets		2,950,972
Liabilities
Payable for fund shares redeemed	$4,929
Distributions payable	45
Accrued management fee	892
Other affiliated payables	318
Other payables and accrued expenses	20
Total liabilities		6,204
Net Assets		$2,944,768
Net Assets consist of:
Paid in capital		$2,944,296
Accumulated undistributed net realized gain (loss) on investments		472
Net Assets, for 2,941,706 shares outstanding		$2,944,768
Net Asset Value, offering price and redemption price per share ($2,944,768 ÷ 2,941,706 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2017 (Unaudited)
Investment Income
Interest		$13,491
Income from Fidelity Central Funds		684
Total income		14,175
Expenses
Management fee	$5,779
Transfer agent fees	1,929
Accounting fees and expenses	145
Custodian fees and expenses	12
Independent trustees' fees and expenses	6
Registration fees	21
Audit	20
Legal	9
Miscellaneous	18
Total expenses before reductions	7,939
Expense reductions	(12)	7,927
Net investment income (loss)		6,248
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	207
Fidelity Central Funds	3
Total net realized gain (loss)		210
Net increase in net assets resulting from operations		$6,458

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,248	$5,103
Net realized gain (loss)	210	418
Net increase in net assets resulting from operations	6,458	5,521
Distributions to shareholders from net investment income	(6,248)	(5,094)
Distributions to shareholders from net realized gain	–	(1,167)
Total distributions	(6,248)	(6,261)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	110,041	3,168,049
Reinvestment of distributions	5,946	5,943
Cost of shares redeemed	(721,616)	(5,989,199)
Net increase (decrease) in net assets and shares resulting from share transactions	(605,629)	(2,815,207)
Total increase (decrease) in net assets	(605,419)	(2,815,947)
Net Assets
Beginning of period	3,550,187	6,366,134
End of period	$2,944,768	$3,550,187

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Money Market Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–B	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.002	.001	–B	–B	–B	–B
Distributions from net investment income	(.002)	(.001)	–B	–B	–B	–B
Distributions from net realized gain	–	–B	–B	–	–	–
Total distributions	(.002)	(.001)	–B	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.19%	.15%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.49%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49%G	.42%	.05%	.06%	.11%	.19%
Expenses net of all reductions	.49%G	.42%	.05%	.06%	.11%	.19%
Net investment income (loss)	.38%G	.11%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,945	$3,550	$6,366	$6,991	$6,766	$6,093

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$2,931,643

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $11.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.49%	$1,000.00	$1,001.90	$2.47
Hypothetical-C		$1,000.00	$1,022.74	$2.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CFS-SANN-1017
1.855639.110

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 25, 2017